Reporting Entity (Description of the controlling company) - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Name of reporting entity or other means of identification	Korea Electric Power Corporation and subsidiaries
Name of parent entity	Korea Electric Power Corporation
Entity Incorporation, Date of Incorporation	Incorporated on December 31, 1981 in accordance with the Korea Electric Power Corporation Act (the “KEPCO Act”)Incorporated on December 31, 1981 in accordance with the Korea Electric Power Corporation Act (the “KEPCO Act”)
Description of nature of entity's operations and principal activities	Engage in the generation, transmission and distribution of electricity and development of electric power resources. KEPCO also provides power plant construction service
Country of incorporation	Republic of Korea
Information of listing on stock market	KEPCO’s stock was first listed on the Korea Stock Exchange on August 10, 1989 and subsequently on the New York Stock Exchange on October 27, 1994 through its depository receipts.
Address of registered office of entity	KEPCO’s headquarters is located in Naju-si, Jeollanam-do.
Issued capital	₩ 3,209,820	₩ 3,209,820